Taxation	12 Months Ended
Dec. 31, 2024
Taxation [Abstract]
TAXATION

12. TAXATION

Enterprise income tax (“EIT”)

Cayman Islands

The Company is incorporated in the Cayman Islands and conducts its primary business operations through the subsidiaries in the PRC and Hong Kong. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain arising in Cayman Islands.

Hong Kong

Subsidiaries in Hong Kong are subject to Hong Kong profits tax rate of 16.5%. Additionally, upon payments of dividends by the Company to its shareholders, no HK withholding tax will be imposed.

PRC

The Company’s PRC subsidiaries are governed by the income tax laws of the PRC and the income tax provision in respect to operations in the PRC is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. EIT grants preferential tax treatment to certain High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for the HNTE status every three years. Shanghai Jinxin obtained the HNTE tax status in November 2021 and renewed the HNTE tax status in December 2024, which reduced its statutory income tax rate to 15% from 2021 to 2027. Zhongjiao Enshi obtained the HNTE tax status in December 2020 and renewed the HNTE tax status in November 2023, which reduced its statutory income tax rate to 15% from 2020 to 2026. In addition, Zhongjiao Enshi was qualified as a software enterprise in 2020, and thus was entitled to a five-year tax holiday (full exemption for the first two years and a 50% reduction in the statutory income tax rate for the following three years) until its software enterprise qualification expired.

Income tax expenses comprised of:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Current	—	21	—	—
Deferred	—	—	—	—
	—	21	—	—

Tax saving for the years ended December 31, 2022, 2023 and 2024 amounted to RMB11,980, RMB8,978 and RMB4,501 (US$617), respectively. The Company’s basic earnings per share would have been lowered by RMB0.03, RMB0.02 and RMB0.01 (US$0.00) for the years ended December 31, 2022, 2023 and 2024 without the tax exemptions and reliefs, respectively. The Company’s diluted earnings per share would have been lowered by RMB0.03, RMB0.02 and RMB0.01 (US$0.00) for the years ended December 31, 2022, 2023 and 2024 without the tax exemptions and reliefs, respectively.

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the years ended December 31, 2022, 2023 and 2024 applicable to the PRC operations to income tax expense were as follows:

	For the years ended December 31,
	2022	2023	2024
Statutory income tax rate	25.00%	25.00%	25.00%
Income tax exemptions and reliefs	(21.75)%	(10.75)%	(14.73)%
Income tax difference under different tax jurisdictions	(5.72)%	(0.70)%	(1.40)%
Non-deductible expense	0.05%	0.03%	0.32%
Development & research expense	(8.52)%	(7.92)%	(22.20)%
Effect of change in valuation allowance	10.94%	(5.63)%	13.01%
Income tax expense	0.00%	0.03%	0.00%

For the purpose of presentation in the consolidated balance sheets, deferred income tax assets and liabilities have been offset, and included in other assets on the accompanying consolidated balance sheets. Significant components of deferred tax assets and liabilities are as follows:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Deferred tax assets
Net operating loss carry-forwards	43,163	38,955	5,337
Valuation allowance	(43,163)	(38,955)	(5,337)
Total deferred tax assets	—	—	—

The Company operates through several subsidiaries. Valuation allowance is considered for each of the entities. Realization of the net deferred tax assets is dependent on factors including future reversals of existing taxable temporary differences and adequate future taxable income, exclusive of reversing deductible temporary differences and tax loss or credit carry forwards. The Group evaluates the potential realization of deferred tax assets on an entity-by-entity basis.